UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ PRE-EFFECTIVE AMENDMENT NO. 3

 POST-EFFECTIVE AMENDMENT NO.

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention: Brian Nielsen

(Address of Principal Executive Offices)

(402) 895-1600

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Richard Malinowski, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2734

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that is Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until such date as the Commission, acting pursuant to said Section 8(a), may determine that the Registration Statement shall become effective.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered...............................................        Class A Shares, no par value per share, of the North Star Opportunity Fund, a series of the Registrant

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14 is being made for the sole purpose of identifying the Principal Accounting Officer of the Registrant. This Pre-Effective Amendment incorporates by reference the information contained in Parts A and Part B of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-252794) under the Securities Act of 1933, as filed on March 10, 2021.

PART C

OTHER INFORMATION

ITEM 15. Indemnification

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. Exhibits

1.	(a) Agreement and Declaration of Trust dated August 26, 2010, previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(b) Certificate of Trust as filed with the State of Delaware on August 26, 2010, previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

2.	By-Laws, effective as of August 26, 2010, previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
3.	Not applicable.
4.	Agreement and Plan of Reorganization – Included in Part A as Appendix A.

5.	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
6.	(a) Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund (incorporated by reference to Post-Effective Amendment (“PEA”) No. 178 to the Registration Statement on Form N-1A filed on September 26, 2014).

(b)       Amended Appendix A to the Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund (incorporated by reference to Post-Effective Amendment (“PEA”) No. 422 to the Registration Statement on Form N-1A filed on April 5, 2019).

(c)       Master Fund Services Agreement between the Registrant and Gemini Fund Services, LLC dated May 17, 2011 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 315 to the Registration Statement on Form N-1A filed on September 27, 2016).

(d)        Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund (incorporated by reference to PEA No. 178 to the Registration Statement on Form N-1A filed on September 26, 2014).

(e)       Expense Limitation Agreement between the Registrant, with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund (incorporated by reference to PEA No. 178 to the Registration Statement on Form N-1A filed on September 26, 2014).

(f)       Amended Appendix A to the Expense Limitation Agreement between the Registrant, with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund (incorporated by reference to PEA No. 422 to the Registration Statement on Form N-1A filed on April 5, 2019).

7.	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC. (incorporated by reference to PEA No. 417 to the Registration Statement on Form N-1A filed on March 29, 2019).
8.	Not applicable.
9.	Custody Agreement between the Registrant and MUFG Union Bank, N.A. (incorporated by reference to PEA No. 20 to the Registration Statement on Form N-1A filed on November 22, 2011).
10.	(a) Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 (incorporated by reference to PEA No. 348 to the Registration Statement on Form N-1A filed on April 28, 2017).

(b)       Rule 18f-3 Plan, as amended October 15, 2020 (incorporated by to PEA No. 482 to the Registration Statement on Form N-1A filed on filed on December 23. 2020).

11.	(a) Opinion of Counsel Regarding Legality of Shares to be Issued.[1]

(b)        Consent of Alston & Bird LLP.2

12.	Form of Opinion of Counsel on Tax Matters.[1]
13.	Other Material Contracts
(a)	Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC (incorporated by reference to PEA No. 2 to the Registration Statement on Form N-1A filed on June 28, 2011).
14.	Consent of RSM US LLP.[2]
15.	Consent of Cohen & Company Ltd.[2]
16.	Not applicable.
17.	Powers of Attorney of the Trustees of the Registrant.[1]
18.	Form of Proxy Card.[3]

1 Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-252794) filed on February 5, 2021.

2 The consents were previously filed in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-252794) filed on March 10, 2021.

3 Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-252794) filed on March 10, 2021.

ITEM 17. Undertakings

1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
3.	The undersigned registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Combined Prospectus/Proxy Statement in a post-effective amendment to this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 11th day of March, 2021.

NORTHERN LIGHTS FUND TRUST II

/s/ Kevin Wolf
By:	Kevin Wolf
Its:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

Brian Nielsen*	_________________________ Trustee & Chairman	March 11, 2021
Thomas Sarkany*	_________________________ Trustee	March 11, 2021
Anthony Lewis*	_________________________ Trustee	March 11, 2021
Keith Rhoades*	_________________________ Trustee	March 11, 2021
Randy Skalla*	_________________________ Trustee	March 11, 2021
Kevin Wolf	/s/ Kevin Wolf President and Principal Executive Officer	March 11, 2021
Erik Naviloff*	_________________________ Treasurer and Principal Financial and Accounting Officer	March 11, 2021

*By:   /s/ Kevin Wolf_______________

Kevin Wolf

*Attorney-in-Fact – pursuant to powers Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-252794) filed on February 5, 2021.